CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Current Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 185,000	€ 184,260
Receivables from financing activities	1,143,968	939,607
Current tax receivables	14,306	12,438
Other current assets	122,224	76,471
Total	€ 1,465,498	€ 1,212,776